Millennial Acquisition (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Consideration Transferred for Asset Acquisition	Consideration for the purchase of Millennial is as follows:

$

Cash	105
Lithium Americas common shares	333,812

Transaction costs	25,812
Consideration given	359,729

Summary of Assets Acquired and Liabilities Received Asset Acquistion
The allocation of the purchase price to the assets acquired and liabilities assumed is based upon fair values at the date of acquisition as set out below:

$

Cash and cash equivalents	33,636

Receivables, prepaids and deposits	999

Property, plant and equipment	4,211

Exploration and evaluation assets	338,050

Accounts payable and accrued liabilities	(17,167)

Net assets acquired	359,729